The Company and Significant Accounting Policies: (Details Text) (USD $) In Millions, except Per Share data, unless otherwise specified	Aug. 14, 2013	Jun. 30, 2013
The Company and Significant Accounting Policies: [Abstract]
Cash and marketable securities		$ 4.1
Fair value of equipment		19
Convertible notes		25.3
Accounts payable and accrued expense		0.9
Announced private placement gross proceeds	5.25
Private placement units	1.75
Private placement warrant exercise price	$ 4.00
Private placement warrant term	2 years
Equipment		29
Net realizable value of equipment		$ 19